Investments in Associates and Joint Ventures_Summarized Financial Information On Major Associates And Joint Ventures Adjustments To Carrying Amount Of Investment In Associates And Dividends Received(Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2020 USD ($)
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Share of net asset amount		₩ 757,297		₩ 584,374
Carrying amount		771,435	[1]	598,240	[1]	₩ 504,932	[1]	$ 710,274
Dividends	[1]	₩ 18,669		₩ 16,287
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments made by the Group, such as fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments made by the Group, such as fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Description of basis of preparation of summarised financial information of associate		The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments made by the Group, such as fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments made by the Group, such as fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB Pre IPO Secondary Venture Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 8,423		₩ 11,237
Total liabilities	[2]	3		20
Share capital	[2]	5,940		8,690
Equity	[2]	8,420		11,217
Share of net asset amount	[2],[3]	1,279		1,705
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	1,279	[2],[3]	1,705	[2],[3]	₩ 1,649
Operating income	[2]	1,942		3,225
Profit (Loss)	[2]	1,053		2,452
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	1,053		2,452
Dividends	[1],[2]	₩ 0		₩ 0
KB GwS Private Securities Investment Trust
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 534,764		₩ 522,865
Total liabilities	[2]	741		741
Share capital	[2]	425,814		425,814
Equity		534,023	[2]	522,124
Share of net asset amount	[2]	142,799		138,013
Unrealized gains (losses)	[2]	(1,440)		(1,845)
Carrying amount	[1]	141,359	[2]	136,168	[2]	₩ 134,362
Operating income	[2]	48,501		42,503
Profit (Loss)	[2]	47,520		41,524
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	47,520		41,524
Dividends	[1],[2]	₩ 9,525		₩ 9,297
KB Star Office Private Real Estate Investment Trust No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 231,018		₩ 218,611
Total liabilities	[2]	122,298		122,465
Share capital	[2]	95,000		95,000
Equity	[2]	108,720		96,146
Share of net asset amount	[2]	20,413		19,839
Unrealized gains (losses)	[2]	(347)		0
Carrying amount	[1]	20,066	[2]	19,839	[2]	₩ 19,839
Operating income	[2]	2,392		14,455
Profit (Loss)	[2]	1,076		6,004
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	1,076		6,004
Dividends	[1],[2]	₩ 0		₩ 0
PT Bank Bukopin TBK
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]			₩ 8,148,013
Total liabilities	[2]			7,623,829
Share capital	[2]			106,536
Equity	[2]			524,184
Share of net asset amount	[2]			115,321
Unrealized gains (losses)	[2]			6,060
Carrying amount	[1],[4]	₩ 0	[2]	121,381	[2]	₩ 113,932
Operating income	[2]			721,169
Profit (Loss)	[2]			(5,612)
Other comprehensive income	[2]			45,780
Total comprehensive income	[2]			40,168
Dividends	[1],[2],[4]	₩ 0		₩ 0
Balhae Infrastructure Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 847,758		₩ 806,218
Total liabilities	[2]	1,870		1,854
Share capital	[2]	841,784		834,695
Equity	[2]	845,888		804,364
Share of net asset amount	[2],[3]	106,624		101,391
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	106,624	[2],[3]	101,391	[2],[3]	₩ 108,050
Operating income	[2]	63,781		62,113
Profit (Loss)	[2]	89,757		(3,153)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	89,757		(3,153)
Dividends	[1],[2]	₩ 6,973		₩ 6,855
Aju Good Technology Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 57,776		₩ 60,675
Total liabilities	[2]	2,265		828
Share capital	[2]	44,500		52,000
Equity	[2]	55,511		59,847
Share of net asset amount	[2]	21,351		23,016
Unrealized gains (losses)	[2]	(3)		0
Carrying amount	[1]	21,348	[2]	23,016	[2]	₩ 18,134
Operating income	[2]	8,685		9,288
Profit (Loss)	[2]	2,815		7,734
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	2,815		7,734
Dividends	[1],[2]	₩ 0		₩ 0
SY Auto Capital Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 89,462		₩ 88,611
Total liabilities	[2]	51,272		52,415
Share capital	[2]	20,000		20,000
Equity	[2]	38,190		36,196
Share of net asset amount	[2]	18,713		17,736
Unrealized gains (losses)	[2]	(2,569)		(5,011)
Carrying amount	[1]	16,144	[2]	12,725	[2]	₩ 10,672
Operating income	[2]	17,404		20,394
Profit (Loss)	[2]	2,057		5,292
Other comprehensive income	[2]	(49)		(215)
Total comprehensive income	[2]	2,008		5,077
Dividends	[1],[2]	₩ 0		₩ 0
Incheon Bridge Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates
Total assets	[2]	₩ 579,386		₩ 609,194
Total liabilities	[2]	700,133		707,563
Share capital	[2]	61,096		61,096
Equity	[2]	(120,747)		(98,369)
Share of net asset amount	[2],[3]	(18,100)		(14,746)
Unrealized gains (losses)	[2]	18,100		14,746
Carrying amount	[1],[2],[3]	0
Operating income		70,345	[2]	107,178
Profit (Loss)	[2]	(23,200)		9,127
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(23,200)		₩ 9,127
Dividends	[1],[2]	₩ 0
Big Dipper Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 285		₩ 370
Total liabilities	[2]	306		336
Share capital	[2]	1,750		1,500
Equity	[2]	(21)		34
Share of net asset amount	[2]	(5)		10
Unrealized gains (losses)	[2]	5		115
Carrying amount	[1]	0	[2]	125	[2]	₩ 280
Operating income	[2]	942		598
Profit (Loss)	[2]	(305)		(532)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(305)		(532)
Dividends	[1],[2]	₩ 0		₩ 0
APRO Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship				Associates		Associates
Total assets	[2]			₩ 47,164
Total liabilities	[2]			30,281
Share capital	[2]			2,468
Equity	[2]			16,883
Share of net asset amount	[2],[3]			2,565
Unrealized gains (losses)	[2]			225
Carrying amount	[1]			2,790	[2],[3]	₩ 1,403
Operating income	[2]			47,725
Profit (Loss)	[2]			7,702
Other comprehensive income	[2]			0
Total comprehensive income	[2]			7,702
Dividends	[1],[2]			₩ 0
Paycoms Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 2,690		₩ 1,763
Total liabilities	[2]	2,073		1,620
Share capital	[2]	855		855
Equity	[2]	617		143
Share of net asset amount	[2],[5]	72		17
Unrealized gains (losses)	[2]	126		28
Carrying amount	[1]	198	[2],[5]	45	[2],[5]	₩ 103
Operating income	[2]	1,391		262
Profit (Loss)	[2]	505		(343)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	505		(343)
Dividends	[1],[2]	₩ 0		₩ 0
Food Factory Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 7,613		₩ 5,587
Total liabilities	[2]	4,767		3,797
Share capital	[2]	450		450
Equity	[2]	2,846		1,790
Share of net asset amount	[2],[6]	632		398
Unrealized gains (losses)	[2]	649		602
Carrying amount	[1]	1,281	[2],[6]	1,000	[2],[6]	₩ 928
Operating income	[2]	9,282		6,807
Profit (Loss)	[2]	407		664
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	407		664
Dividends	[1],[2]	₩ 0		₩ 0
KB Private Equity Fund No.3
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 1,132		₩ 49,437
Total liabilities	[2]	533		4
Share capital	[2]	0		51,000
Equity	[2]	599		49,433
Share of net asset amount	[2],[3]	94		7,754
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	94	[2],[3]	7,754	[2],[3]	₩ 7,830
Operating income	[2]	0		0
Profit (Loss)	[2]	15,442		(485)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	15,442		(485)
Dividends	[1],[2]	₩ 2,082		₩ 0
Korea Credit Bureau Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 117,077		₩ 96,855
Total liabilities	[2]	37,599		30,289
Share capital	[2]	10,000		10,000
Equity	[2]	79,478		66,566
Share of net asset amount	[2],[3]	7,153		5,991
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	7,153	[2],[3]	5,991	[2],[3]	₩ 5,941
Operating income	[2]	107,810		91,200
Profit (Loss)	[2]	13,391		1,480
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	13,391		1,480
Dividends	[1],[2]	₩ 89		₩ 135
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 42,585		₩ 55,524
Total liabilities	[2]	3,205		1,063
Share capital	[2]	38,960		51,880
Equity	[2]	39,380		54,461
Share of net asset amount	[2]	9,845		13,616
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	9,845	[2]	13,616	[2]	₩ 14,601
Operating income	[2]	1,629		4,077
Profit (Loss)	[2]	626		(3,911)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	626		(3,911)
Dividends	[1],[2]	₩ 0		₩ 0
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 178,848		₩ 187,156
Total liabilities	[2]	132,123		153,842
Share capital	[2]	42,837		42,837
Equity	[2]	46,725		33,314
Share of net asset amount	[2],[3]	1,556		1,625
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	1,556	[2],[3]	1,625	[2],[3]	₩ 1,581
Operating income	[2]	16,586		18,342
Profit (Loss)	[2]	(1,536)		(572)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(1,536)		(572)
Dividends	[1],[2]	₩ 0		₩ 0
POSCO-KB Shipbuilding Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 41,807		₩ 21,916
Total liabilities	[2]	541		4
Share capital	[2]	33,200		24,000
Equity	[2]	41,266		21,912
Share of net asset amount	[2]	12,895		6,847
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	12,895	[2]	6,847	[2]	₩ 4,463
Operating income	[2]	12,842		1,000
Profit (Loss)	[2]	10,154		(371)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	10,154		(371)
Dividends	[1],[2]	₩ 0		₩ 0
GH Real Estate I LP
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship				Associates		Associates
Total assets	[2]			₩ 45,340
Total liabilities	[2]			61
Share capital	[2]			42,093
Equity	[2]			45,279
Share of net asset amount	[2]			19,042
Unrealized gains (losses)	[2]			0
Carrying amount	[1]			19,042	[2]	₩ 17,252
Operating income	[2]			5,043
Profit (Loss)	[2]			3,698
Other comprehensive income	[2]			565
Total comprehensive income	[2]			4,263
Dividends	[1],[2]			₩ 0
UNION Media Commerce Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 3,318		₩ 3,318
Total liabilities	[2]	7		4
Share capital	[2]	3,450		3,450
Equity	[2]	3,311		3,314
Share of net asset amount	[2]	960		961
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	960	[2]	961	[2]	₩ 962
Operating income	[2]	0		0
Profit (Loss)	[2]	(3)		(3)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(3)		(3)
Dividends	[1],[2]	₩ 0		₩ 0
KBSP Private Equity Fund No.4
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates
Total assets	[2]	₩ 39,795		₩ 39,492
Total liabilities	[2]	0		2
Share capital	[2]	40,800		40,800
Equity	[2]	39,795		39,490
Share of net asset amount	[2],[3]	5,950		5,904
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1],[2],[3]	5,950		5,904
Operating income	[2]	2		39
Profit (Loss)	[2]	306		(1,304)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	306		(1,304)
Dividends	[1],[2]	₩ 0		₩ 0
KB Social Impact Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates
Total assets	[2]	₩ 9,585		₩ 4,885
Total liabilities	[2]	4		3
Share capital	[2]	10,000		5,000
Equity	[2]	9,581		4,882
Share of net asset amount	[2]	2,874		1,465
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1],[2]	2,874		1,465
Operating income	[2]	8		8
Profit (Loss)	[2]	(301)		(118)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(301)		(118)
Dividends	[1],[2]	₩ 0		₩ 0
KB-Solidus Global Healthcare Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates
Total assets	[2]	₩ 106,215		₩ 103,896
Total liabilities	[2]	1,179		5
Share capital	[2]	75,600		61,800
Equity	[2]	105,036		103,891
Share of net asset amount	[2]	45,516		45,021
Unrealized gains (losses)	[2]	697		697
Carrying amount	[1],[2]	46,213		45,718
Operating income	[2]	6,435		13,085
Profit (Loss)	[2]	(12,655)		8,708
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(12,655)		8,708
Dividends	[1],[2]	₩ 0		₩ 0
KB-Stonebridge Secondary Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates
Total assets	[2]	₩ 114,712		₩ 34,450
Total liabilities	[2]	496		507
Share capital	[2]	98,235		35,805
Equity	[2]	114,216		33,943
Share of net asset amount	[2],[3]	16,636		4,944
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1],[2],[3]	16,636		4,944
Operating income	[2]	20,068		346
Profit (Loss)	[2]	17,842		(1,856)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	17,842		(1,856)
Dividends	[1],[2]	₩ 0		₩ 0
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates
Total assets	[2]	₩ 13,896		₩ 3,686
Total liabilities	[2]	497		249
Share capital	[2]	15,376		9,640
Equity	[2]	13,399		3,437
Share of net asset amount	[2]	5,049		1,295
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1],[2]	5,049		1,295
Operating income	[2]	1		1
Profit (Loss)	[2]	(991)		(986)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(991)		(986)
Dividends	[1],[2]	₩ 0		₩ 0
KB-UTC Inno-Tech Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates
Total assets	[2]	₩ 38,585		₩ 1,016
Total liabilities	[2]	207		75
Share capital	[2]	39,319		1,016
Equity	[2]	38,378		941
Share of net asset amount	[2]	16,999		417
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1],[2]	16,999		417
Operating income	[2]	0		0
Profit (Loss)	[2]	(866)		(75)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(866)		(75)
Dividends	[1],[2]	₩ 0		₩ 0
KB-KDBC Pre-IPO New Technology Business Investment Fund [Member]
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Joint ventures		Joint ventures		Joint ventures
Total assets	[2]	₩ 24,655		₩ 29,086
Total liabilities	[2]	592		603
Share capital	[2]	20,400		30,000
Equity	[2]	24,063		28,483
Share of net asset amount	[2],[7]	16,042		18,988
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	16,042	[2],[7]	18,988	[2],[7]	₩ 14,594
Operating income	[2]	5,151		371
Profit (Loss)	[2]	4,421		(638)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	4,421		(638)
Dividends	[1],[2]	₩ 0		₩ 0
KB-TS Technology Venture Private Equity Fund [Member]
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Joint ventures		Joint ventures		Joint ventures
Total assets	[2]	₩ 34,972		₩ 36,445
Total liabilities	[2]	3,490		1,212
Share capital	[2]	29,600		35,400
Equity	[2]	31,482		35,233
Share of net asset amount	[2],[7]	17,630		19,731
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	17,630	[2],[7]	19,731	[2],[7]	₩ 13,777
Operating income	[2]	5,342		1,643
Profit (Loss)	[2]	4,051		632
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	4,051		632
Dividends	[1],[2]	₩ 0		₩ 0
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund [Member]
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Joint ventures		Joint ventures		Joint ventures
Total assets		₩ 64,968		₩ 48,369	[2]
Total liabilities		313		185	[2]
Share capital		62,980		51,700	[2]
Equity		64,655		48,184	[2]
Share of net asset amount	[7]	27,513		20,504	[2]
Unrealized gains (losses)	[2]	(750)		(752)
Carrying amount	[1]	26,763	[7]	19,752	[2],[7]	₩ 7,930
Operating income	[2]	5,257		138
Profit (Loss)	[2]	3,013		(3,355)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	3,013		(3,355)
Dividends	[1],[2]	₩ 0		₩ 0
KB-SJ Tourism Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates		Associates		Associates
Total assets	[2]	₩ 22,327		₩ 14,914
Total liabilities	[2]	6		4
Share capital	[2]	24,300		16,200
Equity	[2]	22,321		14,910
Share of net asset amount	[2],[3]	4,133		2,761
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	4,133	[2],[3]	2,761	[2],[3]	₩ 1,386
Operating income	[2]	0		0
Profit (Loss)	[2]	(689)		(673)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(689)		(673)
Dividends	[1],[2]	₩ 0		₩ 0
WJ Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates
Total assets	[2]	₩ 36,197
Total liabilities	[2]	170
Share capital	[2]	37,100
Equity	[2]	36,027
Share of net asset amount	[2]	9,711
Unrealized gains (losses)	[2]	0
Carrying amount	[1],[2]	9,711
Operating income	[2]	2
Profit (Loss)	[2]	(1,073)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(1,073)
Dividends	[1],[2]	₩ 0
All Together Korea Fund No.2
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates
Total assets	[2]	₩ 10,025
Total liabilities	[2]	1
Share capital	[2]	10,001
Equity	[2]	10,024
Share of net asset amount	[2]	10,023
Unrealized gains (losses)	[2]	0
Carrying amount	[1],[2]	10,023
Operating income	[2]	187
Profit (Loss)	[2]	150
Other comprehensive income	[2]	0
Total comprehensive income	[2]	150
Dividends	[1],[2]	₩ 0
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates
Total assets	[2]	₩ 47,607
Total liabilities	[2]	850
Share capital	[2]	47,500
Equity	[2]	46,757
Share of net asset amount	[2],[3]	5,611
Unrealized gains (losses)	[2]	0
Carrying amount	[1],[2],[3]	5,611
Operating income	[2]	2,901
Profit (Loss)	[2]	(743)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(743)
Dividends	[1],[2]	₩ 0
JR GLOBAL REIT
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates
Total assets	[2]	₩ 1,859,214
Total liabilities	[2]	1,043,068
Share capital	[2]	165,600
Equity	[2]	816,146
Share of net asset amount	[2]	215,854
Unrealized gains (losses)	[2]	0
Carrying amount	[1],[2]	215,854
Operating income	[2]	0
Profit (Loss)	[2]	0
Other comprehensive income	[2]	0
Total comprehensive income	[2]	0
Dividends	[1],[2]	₩ 0
Project Vanilla Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates
Total assets	[2]	₩ 4,445
Total liabilities	[2]	132
Share capital	[2]	5,000
Equity	[2]	4,313
Share of net asset amount	[2]	2,151
Unrealized gains (losses)	[2]	0
Carrying amount	[1],[2]	2,151
Operating income	[2]	0
Profit (Loss)	[2]	(611)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(611)
Dividends	[1],[2]	₩ 0
December & Company Inc.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates
Total assets	[2]	₩ 68,173
Total liabilities	[2]	3,305
Share capital	[2]	35,441
Equity	[2]	64,868
Share of net asset amount	[2],[3]	24,402
Unrealized gains (losses)	[2]	0
Carrying amount	[1],[2],[3]	24,402
Operating income	[2]	756
Profit (Loss)	[2]	(2,469)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(2,469)
Dividends	[1],[2]	₩ 0
2020 KB Fintech Renaissance Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates
Total assets	[2]	₩ 10,841
Total liabilities	[2]	5
Share capital	[2]	10,900
Equity	[2]	10,836
Share of net asset amount	[2],[3]	547
Unrealized gains (losses)	[2]	0
Carrying amount	[1],[2],[3]	547
Operating income	[2]	1
Profit (Loss)	[2]	(64)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(64)
Dividends	[1],[2]	₩ 0
KB Material and Parts No.1 PEF
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates
Total assets	[2]	₩ 23,296
Total liabilities	[2]	0
Share capital	[2]	23,500
Equity	[2]	23,296
Share of net asset amount	[2],[3]	3,371
Unrealized gains (losses)	[2]	0
Carrying amount	[1],[2],[3]	3,371
Operating income	[2]	0
Profit (Loss)	[2]	(204)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(204)
Dividends	[1],[2]	₩ 0
FineKB Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Description of nature of related party relationship		Associates
Total assets	[2]	₩ 0
Total liabilities	[2]	77
Share capital	[2]	0
Equity	[2]	(77)
Share of net asset amount	[2]	0
Unrealized gains (losses)	[2]	0
Carrying amount	[1],[2]	0
Operating income	[2]	0
Profit (Loss)	[2]	(77)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(77)
Dividends	[1],[2]	₩ 0

[1]	Gains on disposal of investments in associates and joint ventures amount to KRW 1,423 million KRW 24,768 million for the years ended December 31, 2019 and 2020, respectively.
[2]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments made by the Group, such as fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
[3]	As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate's financial and business policies through participation in governing bodies.
[4]	The investment was reclassified to subsidiaries from associates for the year ended December 31, 2020 due to additional share purchase.
[5]	The ownership of Paycoms Co., Ltd. would be 22.96% and 22.96% as of December 31, 2019 and 2020, respectively, considering the potential voting rights from convertible bond.
[6]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2019 and 2020, respectively, considering the potential voting rights from convertible bond.
[7]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.